UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q
Item 1. Schedule of Investments.
Dreyfus Premier California Tax Exempt Bond Fund, Inc.
Statement of Investments
August 31, 2005 (Unaudited)

Long-Term Municipal Investments--99.8%	Principal
	Amount ($)		Value ($)
California--91.2%

ABAG Finance Authority for Nonprofit Corps., Revenue:
Multi Family Housing
(Central Park Apartments):
5.50%, 7/1/2019	1,010,000		1,051,814
5.60%, 7/1/2038	5,815,000		6,003,522
(Sansum-Santa Barbara Medical) 5.50%, 4/1/2021	3,500,000		3,787,420

Alameda County, COP:
8.05%, 12/1/2013 (Insured; MBIA)	5,000,000	a,b	6,217,100
Financing Project
6%, 9/1/2006 (Insured; MBIA)	2,650,000	c	2,782,023

Anaheim Public Finance Authority, Tax Allocation Revenue
6.45%, 12/28/2018 (Insured; MBIA)	26,000,000		28,522,520

California:
Economic Recovery:
5.25%, 7/1/2013	30,000,000		33,644,700
5%, 7/1/2016	13,000,000		14,030,900
GO:
5.25%, 4/1/2027	6,475,000		7,150,990
5.50%, 4/1/2028	1,000,000		1,134,450
5.25%, 2/1/2030	15,700,000		17,132,468
5.25%, 4/1/2034	17,000,000		18,738,080
Veterans
5.05%, 12/1/2036	7,000,000		7,282,170
Various Purpose
6.125%, 10/1/2011 (Insured; FGIC)	2,875,000		3,319,245

California Department of Veteran Affairs,
Home Purchase Revenue:
5.50%, 12/1/2019	11,380,000		12,153,612
5.20%, 12/1/2028	10,000,000		10,007,600

California Department of Water Resources, Revenue:
Power Supply:
5.875%, 5/1/2016	10,000,000		11,330,200
5.375%, 5/1/2018 (Insured; AMBAC)	30,585,000		33,911,119

California Educational Facilities Authority, Revenue
(Pooled College and University Projects)
5.625%, 7/1/2023	1,275,000		1,283,989

California Health Facilities Financing Authority,

Revenue:
(Cedars-Sinai Medical Center):
6.125%, 12/1/2009	30,695,000	c	34,696,093
6.25%, 12/1/2009	9,460,000	c	10,739,938
5%, 11/15/2027	10,050,000		10,477,828

(Sutter Health):
5.35%, 8/15/2028 (Insured; MBIA)	3,780,000		4,050,988
6.25%, 8/15/2035	6,965,000		7,882,917

California Housing Finance Agency:
MFHR:
6.15%, 8/1/2022 (Insured; AMBAC)	1,845,000		1,906,457
6.30%, 8/1/2026 (Insured; AMBAC)	7,130,000		7,313,027
Single Family Mortgage:
6.25%, 8/1/2014 (Insured; AMBAC)	305,000		305,738
6.30%, 8/1/2024	870,000		888,435
6.45%, 8/1/2025	595,000		602,128

California Infrastructure and Economic Development
Bank, Revenue (Kaiser Hospital Assistance I-LLC)
5.55%, 8/1/2031	21,900,000		23,491,911

California Pollution Control Financing Authority:
PCR:
8.59%, 6/1/2014	5,500,000	a,b	7,363,180
8.59%, 6/1/2014 (Insured; MBIA)	24,165,000	a,b	32,351,135
(Southern California Edison Co.)
6.40%, 9/8/2005	12,600,000		12,609,198
SWDR:
(Browning Ferris Industries):
5.80%, 12/1/2016	2,000,000		1,976,240
6.75%, 9/1/2019	600,000		601,140
(Keller Canyon Landfill Co. Project)
6.875%, 11/1/2027	1,000,000		1,015,000

California Public Works Board, LR:
(Department of Corrections, Calipatria State Prison,
Imperial County)
6.50%, 9/1/2017 (Insured; MBIA)	13,000,000		15,900,690
(Various University of California Projects)
5.50%, 6/1/2014	5,000,000		5,629,800

California State University, Fresno Association Inc.,
Auxiliary Organization Event Center Revenue:
6%, 7/1/2012	3,500,000	c	4,081,840
6%, 7/1/2012	2,500,000	c	2,915,600
6%, 7/1/2012	5,250,000	c	6,122,760

California Statewide Communities
Development Authority:
COP:

(Catholic Healthcare West)
6.50%, 7/1/2020	4,000,000	4,492,680
(Motion Picture and Television Fund)
5.35%, 1/1/2022 (Insured; AMBAC)	5,700,000	5,741,154
(The Internext Group)
5.375%, 4/1/2030	20,000,000	20,336,200
Revenue:
(Daughters of Charity Health System):
5.25%, 7/1/2035	13,250,000	13,879,375
5%, 7/1/2039	14,000,000	14,319,060
(Kaiser Permanente)
5.50%, 11/1/2032	13,500,000	14,354,010
(Sutter Health)
5.50%, 8/15/2028	14,000,000	14,970,060
(The California Endowment):
5%, 7/1/2028	15,360,000	16,324,915
5%, 7/1/2033	16,710,000	17,736,830

Capistrano Unified School District:
Community Facilities District
Special Tax Number 98 (Ladera)
5.75%, 9/1/2009	5,500,000	c	6,144,930
School Facilities Improvement District Number 1
6%, 8/1/2024 (Insured; FGIC)	2,075,000		2,334,894

Castaic Lake Water Agency, COP, Revenue
(Water System Improvement Project)
Zero Coupon, 8/1/2027 (Insured; AMBAC)	10,000,000		3,730,500

Central California Joint Powers
Health Financing Authority, COP
(Community Hospitals of Central California
Obligated Group):
6%, 2/1/2030	5,000,000		5,285,750
5.75%, 2/1/2031	18,500,000		19,444,240

Contra Costa County Public Finance Authority,
Tax Allocation Revenue (Pleasant Hill)
5.45%, 8/1/2028	2,780,000		2,898,873

Contra Costa Water District, Water Revenue
5%, 10/1/2019 (Insured; FSA)	1,000,000		1,093,660

Cucamonga County Water District, COP
5.25%, 9/1/2025 (Insured; FGIC)	5,555,000		6,038,118

Del Mar Race Track Authority, Revenue
6.20%, 8/15/2006	2,000,000		2,099,460

Delano, COP (Delano Regional Medical Center)
5.25%, 1/1/2018	13,500,000		13,614,480

Elsinore Valley Municipal Water District, COP:
5.375%, 7/1/2018 (Insured; FGIC)		2,000,000		2,298,800
5.375%, 7/1/2019 (Insured; FGIC)		3,855,000		4,460,505

Escondido Improvement Board
5.70%, 9/2/2026		1,335,000		1,378,948

Fontana, Special Tax
5.25%, 9/1/2017 (Insured; MBIA)		10,000,000		10,792,300

Fontana Public Financing Authority,
Tax Allocation Revenue
(North Fontana Redevelopment Project):
5%, 10/1/2021	(Insured; AMBAC)	5,000,000		5,435,200
5%, 10/1/2022	(Insured; AMBAC)	5,000,000		5,422,200
5.50%, 9/1/2032 (Insured; AMBAC)		13,800,000		15,267,768

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
5.75%, 1/15/2040		500,000		515,680

Fremont Union High School District:
5%, 9/1/2020 (Insured; FGIC)		5,000,000		5,480,050
5.25%, 9/1/2010 (Insured; FGIC)		3,400,000	c	3,722,660
5.25%, 9/1/2010 (Insured; FGIC)		4,000,000	c	4,379,600
5.25%, 9/1/2010 (Insured; FGIC)		11,295,000	c	12,366,895

Fresno, Sewer Revenue
5.25%, 9/1/2019 (Insured; AMBAC)		12,400,000		14,229,000

Fullerton Community Facilities District Number 1,
Special Tax (Amerige Heights):
6.10%, 9/1/2022		1,000,000		1,070,210
6.20%, 9/1/2032		2,500,000		2,660,050

Golden State Tobacco Securitization Corp.:
Enhanced Tobacco Settlement Asset-Backed Bonds:
5.50%, 6/1/2013		5,000,000	c	5,679,900
5%, 6/1/2045		12,000,000		12,521,520
Tobacco Settlement Asset-Backed Bonds
6.75%, 6/1/2039		14,770,000		17,042,955

High Desert Memorial Health Care District, Revenue
5.40%, 10/1/2011		2,500,000		2,557,650

Kaweah Delta Health Care District, Revenue
6%, 8/1/2034		9,000,000		9,934,650

Long Beach Special Tax Community
Facilities District Number 5 (Towne Center)
6.875%, 10/1/2025		500,000		518,930

Los Angeles, GO
5%, 9/1/2016 (Insured; MBIA)	11,670,000		12,839,567

Los Angeles Harbor Department, Revenue
6%, 8/1/2012	8,900,000		9,210,165

Los Angeles Unified School District:
5%, 7/1/2017 (Insured; MBIA)	12,770,000		14,005,498
5.75%, 7/1/2017 (Insured; MBIA)	10,135,000		12,073,318
5%, 7/1/2018 (Insured; FSA)	11,885,000		13,028,337

Madera County, COP
(Valley Children's Hospital)
6.50%, 3/15/2009 (Insured; MBIA)	3,370,000		3,746,058

Metropolitan Water District of Southern California,
Waterworks, GO:
5%, 7/1/2016	10,000,000		10,967,500
5%, 3/1/2017	5,500,000		6,079,920
5%, 3/1/2018	5,510,000		6,067,777

Murrieta Unified School District
Zero Coupon, 9/1/2021 (Insured; FGIC)	4,950,000		2,463,170

Natomas Unified School District
5.95%, 9/1/2021 (Insured; MBIA)	2,500,000		3,031,525

Newark Unified School District:
5%, 8/1/2021 (Insured; MBIA)	3,470,000		3,764,568
5%, 8/1/2022 (Insured; MBIA)	3,690,000		3,994,573

New Haven Unified School District
5.75%, 8/1/2019 (Insured; FSA)	2,000,000		2,273,600

North Orange County Community College District, GO
5%, 8/1/2022 (Insured; MBIA)	15,530,000		16,930,030

Northern California Power Agency, Revenue
(Hydroelectric Project Number 1):
7%, 1/1/2016 (Insured; AMBAC)	670,000	c	856,066
6.30%, 7/1/2018 (Insured; MBIA)	26,400,000		32,714,616
7.50%, 7/1/2021 (Insured; AMBAC)	375,000	c	521,104

Oakland Unified School District
5.25%, 8/1/2024 (Insured; FGIC)	17,275,000		18,906,451

Orange County Community Facilities District (Ladera Ranch):
Special Tax Number 1:
6.25%, 8/15/2030	1,600,000		1,713,104
6%, 8/15/2032	3,000,000		3,218,430
Special Tax Number 3:
5.60%, 8/15/2028	3,250,000		3,384,193

5.625%, 8/15/2034	6,000,000		6,253,500

Orange County Public Financing Authority, LR
(Juvenile Justice Center Facility)
5.375%, 6/1/2019 (Insured; AMBAC)	6,150,000		6,856,758

Pomona, COP, General Fund Lease Financing
5.50%, 6/1/2028 (Insured; AMBAC)	1,000,000		1,129,860

Pomona Redevelopment Agency, Tax Allocation
(West Holt Avenue)
5.50%, 5/1/2032	3,000,000		3,230,970

Public Utilities Commission of the City and County
of San Francisco, Clean Water Revenue
5%, 10/1/2013 (Insured; MBIA)	22,195,000		24,495,956

Rancho Cucamonga Redevelopment Agency
(Tax Allocation Rancho Development)
5.375%, 9/1/2025 (Insured; MBIA)	7,485,000		8,137,318

Rancho Mirage Joint Powers Financing Authority, Revenue
(Eisenhower Medical Center)
5.625%, 7/1/2029	10,430,000		11,131,835

Redwood Empire Financing Authority, COP
6.40%, 12/1/2023	2,750,000		2,789,188

Riverside County, SFMR
7.80%, 5/1/2021 (Collateralized; GNMA)	1,250,000		1,764,250

Sacramento City Financing Authority, Revenue:
7.847%, 12/1/2013 (Insured; AMBAC)	2,335,000	a,b	2,908,336
7.847%, 12/1/2014 (Insured; AMBAC)	2,570,000	a,b	3,201,038

Sacramento County:
Airport System Revenue
6%, 7/1/2017 (Insured; MBIA)	5,850,000		6,093,536
Laguna Creek Ranch/Elliott Ranch
Community Facilities District Number 1,
Improvement Area Number 1, Special Tax
(Laguna Creek Ranch)
5.70%, 12/1/2020	2,970,000		3,055,892

Sacramento County Housing Authority,
MFHR (Cottage Estate Apartments)
6%, 2/1/2033 (Collateralized; FNMA)	1,000,000		1,064,850

Sacramento Municipal Utility District,
Electric Revenue:
6.50%, 9/1/2013 (Insured; MBIA)	6,930,000		8,160,699
5.20%, 7/1/2017 (Insured; MBIA)	300,000		317,634

San Bernardino County, COP
(Capital Facilities Project)
6.875%, 8/1/2024	5,000,000		6,709,900

San Diego County, COP
(Burnham Institute)
6.25%, 9/1/2029	3,800,000		4,007,822

San Diego County Water Authority,
Water Revenue, COP
5%, 5/1/2032 (Insured; MBIA)	10,000,000		10,519,900

San Diego Unified School District
Zero Coupon, 7/1/2017 (Insured; FGIC)	2,325,000		1,423,365

San Francisco Bay Area Rapid Transit District,
Sales Tax Revenue
5%, 7/1/2024 (Insured; MBIA)	10,000,000	d	10,835,500

San Francisco City and County:
COP (San Bruno Jail Number 3)
5.25%, 10/1/2021 (Insured; AMBAC)	2,985,000		3,203,621
GO (California Academy of Sciences Improvement)
5%, 6/15/2025	5,905,000		6,336,360

San Francisco City and County Airports Commission,
International Airport Revenue
5.90%, 5/1/2026	9,385,000		9,621,127

San Joaquin Hills Transportation Corridor Agency,
Toll Road Revenue
Zero Coupon, 1/15/2032 (Insured; MBIA)	48,295,000		14,517,477

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment Project)
5.25%, 8/1/2029	1,000,000		1,040,310

San Juan Unified School District:
Zero Coupon, 8/1/2023 (Insured; FSA)	10,030,000		4,526,840
Zero Coupon, 8/1/2024 (Insured; FSA)	10,655,000		4,583,035

San Mateo County Community
College District, GO:
Zero Coupon, 9/1/2027 (Insured; MBIA)	15,565,000		5,711,888
Zero Coupon, 9/1/2028 (Insured; MBIA)	16,380,000		5,742,009

South Placer Authority, Wastewater Revenue
5.25%, 11/1/2010 (Insured; FGIC)	1,000,000	c	1,111,310

Southeast Resource Recovery Facility Authority, LR:
5.25%, 12/1/2016 (Insured; AMBAC)	11,715,000		12,955,736

5.25%, 12/1/2017 (Insured; AMBAC)	6,475,000		7,141,407
5.25%, 12/1/2018 (Insured; AMBAC)	8,085,000		8,917,108

Stockton, Health Facilities Revenue
(Dameron Hospital Association)
5.70%, 12/1/2014	1,000,000		1,052,020

Torrance Redevelopment Agency,
Tax Allocation Revenue
5.625%, 9/1/2028	500,000		511,125

University of California, Revenues,
Multi Purpose
5.25%, 9/1/2027 (Insured; MBIA)	31,475,000		33,434,634

Valley Health System, HR
(Improvement Project)
6.50%, 5/15/2025	500,000		502,515

Ventura County Community College District
5.50%, 8/1/2023 (Insured; MBIA)	4,250,000		4,793,065

West Basin Municipal Water District, Revenue, COP:
5.25%, 8/1/2014 (Insured; MBIA)	5,000,000		5,575,800
5.25%, 8/1/2015 (Insured; MBIA)	5,500,000		6,101,370
5.25%, 8/1/2016 (Insured; MBIA)	3,500,000		3,865,470
5.25%, 8/1/2017 (Insured; MBIA)	2,000,000		2,203,060

West Covina Redevelopment Agency,
Community Facilities District Special Tax
(Fashion Plaza):
6%, 9/1/2017	6,000,000		6,941,700
6%, 9/1/2022	11,325,000		13,470,635

Whittier Health Facility, Revenue
(Presbyterian Intercommunity Hospital)
5.75%, 6/1/2031	10,090,000		10,857,546

U.S. Related--8.6%

Commonwealth of Puerto Rico, Public Improvement
5.50%, 7/1/2016 (Insured; MBIA)	11,830,000		13,802,061

Commonwealth of Puerto Rico
Highway and Transportation Authority,
Transportation Revenue
7.359%, 7/1/2038 (Insured; MBIA)	1,000,000	a,b	1,103,830

Commonwealth of Puerto Rico
Infrastructure Financing Authority,
Special Tax Revenue:
7.225%, 7/1/2015 (Insured; AMBAC)	1,000,000	a,b	1,113,420

5.50%, 10/1/2032	10,000,000	11,034,500
5.50%, 10/1/2040	40,000,000	44,039,600

Puerto Rico Highway and Transportation Authority:
Highway Revenue
5.50%, 7/1/2013 (Insured; MBIA)	4,750,000	5,369,685
Transportation Revenue
6%, 7/1/2010	2,000,000 c	2,265,500

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2015	11,615,000	12,626,086

Puerto Rico Public Buildings Authority,
Government Facilities Revenue
5%, 7/1/2012 (Insured; AMBAC)	15,465,000	16,937,113

Virgin Islands Public Finance Authority, Revenue:
7.30%, 10/1/2018	3,100,000	3,992,645
Subordinated Lien Fund Loans Notes
6%, 10/1/2022	2,000,000	2,097,220

Total Investments (cost $1,235,612,909)	99.8%	1,329,957,130

Cash and Receivables (Net)	.2%	3,519,100

Net Assets	100.0%	1,333,476,230

Notes to Statements of Investments:

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers.	At August 31, 2005, these securities amounted to $54,258,039 or 4.1% of net assets.
b Inverse floater security--the interest rate is subject	to change periodically.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S.
Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on delayed delivery basis
e At August 31, 2005, 28.6% of the fund's net assets are insured by MBIA.

Securities valuation policies and and other investment related disclosures are hereby incorporated by reference to the annual and semi annual	reports
previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)